Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Long-Term Debt
Principal amount of long-term debt	$ 1,319,453	$ 1,639,453
Less: Unamortized discounts	17,451	29,744
Carrying amount of long-term debt	1,302,002	1,609,709
Less: current portion	30,000	320,000
Carrying amount of long-term debt, excluding current portion	1,272,002	1,289,709
Term A Loan due 2015
Long-Term Debt
Principal amount of long-term debt	370,000	390,000
2.75% Convertible Senior Subordinated Notes due 2011
Long-Term Debt
Debt instrument interest rate stated percentage	2.75%	2.75%
Principal amount of long-term debt		300,000
Less: Unamortized discounts		5,875
Carrying amount of long-term debt		294,125
6.75% Senior Subordinated Notes due 2016
Long-Term Debt
Debt instrument interest rate stated percentage	6.75%	6.75%
Principal amount of long-term debt	400,000	400,000
6.875% Senior Subordinated Notes due 2020
Long-Term Debt
Debt instrument interest rate stated percentage	6.875%	6.875%
Principal amount of long-term debt	350,000	350,000
3.00% Convertible Senior Subordinated Notes due 2024
Long-Term Debt
Debt instrument interest rate stated percentage	3.00%	3.00%	3.00%
Principal amount of long-term debt	199,453	199,453
Less: Unamortized discounts	17,451	23,869
Carrying amount of long-term debt	$ 182,002	$ 175,584